Income Taxes (Provision for Income taxes) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)		$ 2,837		$ 4,693		$ 3,904
Deferred Income Tax Expense (Benefit)		(1,329)		(3,481)		(1,378)
Total		1,508		1,212		2,526
GE
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)		2,110		4,239		2,307
Deferred Income Tax Expense (Benefit)	[1]	(476)		(2,571)		(294)
Total		1,634	[2]	1,668	[2]	2,013	[2]	$ 4,839	$ 2,024
GECC
(Benefit) Provision For Income Taxes [Abstract]
Current tax expense (benefit)		727		454		1,597
Deferred Income Tax Expense (Benefit)		(853)		(910)		(1,084)
Total		$ (126)		$ (456)		$ 513

[1]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.
[2]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.